Shareholder Report, Holdings (Details) - Fidelity SAI Real Estate Fund	Jul. 31, 2025
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
TI0Member
Holdings [Line Items]
Percent of Net Asset Value	35.50%
TI1Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
TI2Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
TI3Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
TI4Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
TI5Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%